SUBSEQUENT EVENTS	3 Months Ended
Mar. 31, 2018
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 9- SUBSEQUENT EVENTS

Merger agreement

On April 25, 2018, the Company entered into an Agreement and Plan of Merger and Reorganization, or the Merger Agreement with WestMountain and its subsidiary, WETM Acquisition Corp. ("Acquisition Sub"). Pursuant to the terms of the Merger Agreement, on April 25, 2018, or the Closing Date, the Acquisition Sub merged with and into the Company, which was the surviving corporation. Accordingly, the Company became a wholly-owned subsidiary of WestMountain.

Pursuant to the Merger, WestMountain acquired the business of the Company. At the time a certificate of merger reflecting the Merger was filed with the Secretary of State of Texas, or the Effective Time, 19,638,536 outstanding common shares of the Company ("Common Shares") that were issued and outstanding immediately prior to the closing of the Merger were converted into an aggregate of 63,505,785 shares of WestMountain's common stock representing approximately 87% of post-merger common stock outstanding.  As a result, each common unit of the Company was converted into approximately 3.233733 shares of WestMountain's common stock (the "Conversion Ratio").

In addition, pursuant to the Merger Agreement, each option to purchase Common Shares of the Company, issued and outstanding immediately prior to the closing of the Merger aggregating 14,494,213 options was assumed and converted into an option to purchase an equivalent number of shares of WestMountain's common stock and the exercise price of each such option was divided by the Conversion Ratio. The issuance of shares of WestMountain's common stock, or options to purchase WestMountain's common stock, to holders of the Company's Common Shares and options, are collectively referred to as the Unit Conversion.

The Merger Agreement contained customary representations and warranties and pre- and post-closing covenants of each party and customary closing conditions.

The Merger was treated as a reverse merger and recapitalization of the Company for financial reporting purposes. The Company is considered the acquirer for accounting purposes, and WestMountain's historical financial statements before the Merger will be replaced with the historical financial statements of the Company before the Merger in future filings with the SEC. The Merger is intended to be treated as a tax-free reorganization under Section 368(a) of the Internal Revenue Code of 1986, as amended.

Effective June 7, 2018, a majority of WestMountain's shareholders and its board approved the change of WestMountain's name to C-Bond Systems, Inc. and approved an increase in WestMountain's authorized number of common shares from 100,000,000 to 500,000,000 shares of common stock. These changes are expected to be adopted 20 days after the mailing of the WestMountain information statement to WestMountain shareholders.

Stock option exercise

In April 2018, the Company issued 970,120 common shares upon the exercise of 300,000 stock options at $0.031 per unit. In connection with these option exercises, the Company received proceeds of $30,000.

Common shares issued for services

In April 2018, the Company issued 3,233,733 restricted common shares to employees for services rendered which were valued at $2,750,000, or $0.85 per common share, based on contemporaneous common share sales.

Common shares issued for settlement

In April 2018, the Company issued 315,957 shares to a vendor to settle amounts owed to such vendor which were valued at $268,694, or $0.85 per common share, based on contemporaneous common share sales. In connection with the settlement agreement, the Company recorded settlement expense of $153,779 and reduced accounts payable and accrued expenses by $39,915 and $75,000, respectively.

Sale of common shares

In April 2018, the Company issued 32,337 common shares to an investor for cash proceeds of $27,500, or $0.85 per common share.

Post-merger private placement

Contemporaneously with the closing of the Merger, pursuant to subscription agreements, WestMountain issued an aggregate of 3,100,000 shares of Common Stock at a price of $0.40 per share for aggregate gross consideration of approximately $1,240,000 to six accredited investors. The Company agreed to cause WestMountain to file a shelf registration statement registering all of the shares of Common Stock subscribed for hereby (but no other shares owned by Subscriber) as soon as reasonably practicable after completion of the Merger and to use commercially reasonable efforts to cause that registration statement to be declared effective as soon as reasonably practical.

2018 Long-term Incentive Plan

On June 7, 2018, a majority of WestMountain's shareholders and its board approved the adoption of a 2018 Long-Term Incentive Plan (the "2018 Plan"). The purpose of the 2018 Plan is to advance the interests of WestMountain, its affiliates and its stockholders and promote the long-term growth of WestMountain by providing employees, non-employee directors and third-party service providers with incentives to maximize stockholder value and to otherwise contribute to the success of WestMountain and its affiliates, thereby aligning the interests of such individuals with the interests of WestMountain's stockholders and providing them additional incentives to continue in their employment or affiliation with WestMountain. The Plan is expected to be adopted 20 days after the mailing of the WestMountain information statement to WestMountain shareholders.

Under the 2018 Plan, the Plan Administrator may grant:

•	options to acquire WestMountain common stock, both incentive stock options that are intended to satisfy the requirements of Section 422 of the Internal Revenue Code and nonqualified stock options which are not intended to satisfy such requirements. The exercise price of options granted under our 2018 Plan must at least be equal to the fair market value of WestMountain's common stock on the date of grant and the term of an option may not exceed ten years, except that with respect to an incentive stock option granted to any employee who owns more than 10% of the voting power of all classes of WestMountain's outstanding stock as of the grant date the term must not exceed five years and the exercise price must equal at least 110% of the fair market value on the grant date.

•	stock appreciation rights, or SARs, which allow the recipient to receive the appreciation in the fair market value of WestMountain's common stock between the date of grant and the exercise date. The amount payable under the stock appreciation right may be paid in cash or with shares of WestMountain's common stock, or a combination thereof, as determined by the Administrator.

•	restricted stock awards, which are awards of WestMountain's shares of common stock that vest in accordance with terms and conditions established by the Administrator.

•	restricted stock units, which are awards that are based on the value of WestMountain's common stock and may be paid in cash or in shares of WestMountain's common stock.

•	other types of stock-based or stock-related awards not otherwise described by the terms and provision of the 2018 Plan, including the grant or offer for sale of unrestricted shares of WestMountain's common stock, and which may involve the transfer of actual shares of WestMountain's common stock or payment in cash or otherwise of amounts based on the value of shares of WestMountain's common stock and may be designed to comply with or take advantage of the applicable local laws of jurisdictions other than the United States.

•	other cash-based awards to eligible persons in such amounts and upon such terms as the Administrator shall determine.

An award granted under the 2018 Plan must include a minimum vesting period of at least one year, provided, however, that an award may provide that the award will vest before the completion of such one-year period upon the death or qualifying disability of the grantee of the award or a change of control of the Company and awards covering, in the aggregate, 25,000,000 shares of our Common Stock may be issued without any minimum vesting period.

The aggregate number of shares of common stock that may be issued under the 2018 Plan is 50,000,000 shares. In addition, the maximum aggregate number of shares of WestMountain's common stock that may be subject to incentive stock options granted under the 2018 Plan is 50,000,000 shares.

In preparing these consolidated financial statements, the Company has evaluated events and transactions for potential recognition or disclosure through June 28, 2018, the date the financial statements were available to be issued.